Revenue Recognition - Schedule of Timing of Revenue Recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total Revenue	$ 5,864,788	$ 2,789,575
Point in Time [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total Revenue	$ 5,864,788	$ 2,789,575